Jessica D. Burt, Esquire

202.419-8409

jburt@stradley.com

1933 Act Rule 485(a)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

July 19, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (“Registrant”)
File Nos. 002-73024 and 811-03213
Rule 485(a) filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 207/208 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.

As mentioned on the facing sheet, the Amendment relates only to the NVIT Dynamic U.S. Growth Fund and NVIT Government Money Market Fund, each a series of the Registrant (the “Funds”). The Amendment does not affect the prospectuses or statements of additional information of the Registrant’s other series.

The purpose of this Amendment is to: (i) make certain changes to the principal investment strategies and principal risks of the NVIT Dynamic U.S. Growth Fund, and (ii) register Class Y shares of the NVIT Government Money Market Fund.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating certain information contained in the prospectuses and statement of additional information relating to the Funds.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Christopher J. Zimmerman at (202) 419-8402.

Very truly yours,

/s/Jessica D. Burt

Jessica D. Burt, Esquire

cc:	Allan J. Oster, Esq.